UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue
         39th Floor
         New York, New York  10022

13F File Number:  028-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer M. Pulick
Title:     Chief Compliance Officer
Phone:     212.380.5821

Signature, Place, and Date of Signing:

 /s/ Jennifer M. Pulick     New York, New York/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $400,170 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARMSTRONG WORLD INDS INC NEW   COM              04247X102     3073    55000 SH       SOLE                     3073        0        0
BGC PARTNERS INC               CL A             05541T101     3543   851844 SH       SOLE                     3543        0        0
CHEMTURA CORP                  COM NEW          163893209    80309  3716390 SH       SOLE                    80309        0        0
CIT GROUP INC                  COM NEW          125581801    58005  1334088 SH       SOLE                    58005        0        0
COACH INC                      COM              189754104     3299    66000 SH       SOLE                     3299        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401      267    25000 SH       SOLE                      267        0        0
ENDEAVOUR INTL CORP            COM NEW          29259G200     7310  2479654 SH       SOLE                     7310        0        0
EXCO RESOURCES INC             COM              269279402    48705  6831223 SH       SOLE                    48705        0        0
FIRST CTZNS BANCSHARES INC N   CL A             31946M103    19517   113000 SH       SOLE                    19517        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     5667   150000 SH       SOLE                     5667        0        0
MEADWESTVACO CORP              COM              583334107     2958    81500 SH       SOLE                     2958        0        0
OFFICIAL PMTS HLDGS INC        COM              67623R106     2603   459171 SH       SOLE                     2603        0        0
SPECTRUM BRANDS HLDGS INC      COM              84763R101    74536  1317167 SH       SOLE                    74536        0        0
UNITED CONTL HLDGS INC         COM              910047109    38090  1190000 SH       SOLE                    38090        0        0
VISTEON CORP                   COM NEW          92839U206    38702   670815 SH       SOLE                    38702        0        0
WABASH NATL CORP               COM              929566107     3717   365941 SH       SOLE                     3717        0        0
YRC WORLDWIDE INC              COM PAR $.01     984249607     3975   527068 SH       SOLE                     3975        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AB8     5894 11798618 PRN      SOLE                     5894        0        0